Assets pledged, collateral received and assets transferred - Disclosure of collateral held as security for assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Fair value of securities accepted as collateral	£ 1,207,697	£ 988,340
Of which fair value of securities re-pledged/transferred to others	£ 1,105,140	£ 892,026